Miller Opportunity Trust
Schedule of Investments (unaudited)
March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS― 110.9%
COMMUNICATION SERVICES ― 11.2%
Interactive Media & Services ― 9.0%
Alphabet Inc.	38,200	$44,386,490	*(a)
Facebook Inc., Class A Shares	270,300	45,086,040	*(a)
Total Interactive Media & Services		89,472,530
Media ― 2.2%
Discovery Inc., Class A Shares	1,100,000	21,384,000	*
TOTAL COMMUNICATION SERVICES		110,856,530

CONSUMER DISCRETIONARY ― 33.3%
Household Durables ― 5.1%
Lennar Corp., Class A Shares	980,000	37,436,000	(a)
Taylor Morrison Home Corp.	1,200,000	13,200,000	*
Total Household Durables		50,636,000
Internet & Direct Marketing Retail ― 21.4%
Alibaba Group Holding Ltd. - ADR	233,500	45,411,080	*
Amazon.com Inc.	32,025	62,439,783	*(a)
Farfetch Ltd.	5,700,000	45,030,000	*(a)
Quotient Technology Inc.	5,000,000	32,500,000	*(b)
Stitch Fix Inc., Class A Shares	2,100,000	26,670,000	*
Total Internet & Direct Marketing Retail		212,050,863
Leisure Products ― 3.1%
Peloton Interactive Inc.	1,176,000	31,222,800	*(a)
Specialty Retail ― 2.3%
RH	225,000	22,605,750	*(a)
Textiles, Apparel & Luxury Goods ― 1.4%
Canada Goose Holdings Inc.	700,000	13,923,000	*
TOTAL CONSUMER DISCRETIONARY		330,438,413

CONSUMER STAPLES ― 3.1%
Personal Products ― 3.1%
Medifast Inc.	500,000	31,250,000
TOTAL CONSUMER STAPLES		31,250,000

ENERGY ― 2.0%
Oil, Gas & Consumable Fuels ― 2.0%
Energy Transfer LP	4,241,982	19,513,117
TOTAL ENERGY		19,513,117

FINANCIALS ― 18.8%
Banks ― 9.3%
Bank of America Corp.	1,700,000	36,091,000
Citigroup Inc.	600,000	25,272,000
JPMorgan Chase & Co.	350,000	31,510,500
Total Banks		92,873,500
Consumer Finance ― 2.9%
OneMain Holdings Inc.	1,500,000	28,680,000	(a)
Insurance ― 6.6%
Brighthouse Financial Inc.	1,400,000	33,838,000	*
Genworth Financial Inc., Class A Shares	9,500,000	31,540,000	*(a)
Total Insurance		65,378,000
TOTAL FINANCIALS		186,931,500

HEALTH CARE ― 20.8%
Biotechnology ― 6.3%
Flexion Therapeutics Inc.	2,700,000	21,249,000	*(b)
Precigen Inc.	5,000,000	17,000,000	*
ZIOPHARM Oncology Inc.	10,000,000	24,500,000	*(b)
Total Biotechnology		62,749,000
Health Care Equipment & Supplies ― 0.5%
SmileDirectClub Inc.	1,100,000	5,137,000	*
Health Care Providers & Services ― 1.8%
Tivity Health Inc.	2,900,000	18,241,000	*(b)
Pharmaceuticals ― 12.2%
Bausch Health Cos Inc.	2,200,000	34,100,000	*(a)
Endo International PLC	9,900,000	36,630,000	*(a)
Teva Pharmaceutical Industries Ltd. - ADR	5,600,000	50,288,000	*
Total Pharmaceuticals		121,018,000
TOTAL HEALTH CARE		207,145,000

SECURITY			SHARES	VALUE
INDUSTRIALS ― 14.0%
Aerospace & Defense ― 3.0%
Boeing Co/The			198,993	$29,677,816
Airlines ― 6.9%
Delta Air Lines Inc.			1,100,000	31,383,000	(a)
United Continental Holdings Inc.			1,162,618	36,680,598	*(a)
Total Airlines				68,063,598
Commercial Services & Supplies ― 4.1%
ADT Inc.			9,500,000	41,040,000	(a)
TOTAL INDUSTRIALS				138,781,414

INFORMATION TECHNOLOGY ― 6.3%
IT Services ― 2.5%
DXC Technology Co.			1,876,200	24,484,410
Semiconductors & Semiconductor Equipment ― 3.1%
NXP Semiconductors NV			370,000	30,684,100
Software ― 0.7%
GTY Technology Holdings Inc.			1,500,000	6,780,000	*
TOTAL INFORMATION TECHNOLOGY				61,948,510

MATERIALS ― 1.4%
Chemicals ― 1.4%
Chemours Co/The			1,600,000	14,192,000
TOTAL MATERIALS				14,192,000

TOTAL COMMON STOCKS (Cost ― $1,606,610,246)				1,101,056,484

INVESTMENT FUND― 1.3%
Pangaea One LP			1	12,810,422	(b)(c)(d)
TOTAL INVESTMENT FUND (Cost ― $33,975,945)				12,810,422

WARRANTS ― 0.2%	Expiration Date	Exercise Price
GTY Technology Holdings Inc.	Feb. 19, 2024	$11.50	482,500	346,917	*
ZIOPHARM Oncology Inc.	Jul. 26, 2024	7.00	3,787,879	2,191,288	*(b)(c)(d)
TOTAL WARRANTS (Cost ― $1,678,957)				2,538,205

TOTAL INVESTMENTS ― 112.4% (Cost ― $1,642,265,148)				1,116,405,111
Liabilities in Excess of Other Assets ― (12.4)%				(123,261,308
TOTAL NET ASSETS ― 100.0%				$993,143,803

ADR - American Depositary Receipt

* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2020, the total market value of investments in Affiliated Companies was $111,491,710 and the cost was $237,314,924. (See Note 2).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d) Restricted security (See Note 3).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2020:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments (a)
Common Stocks	$1,101,056,484	$ _	$	_	$1,101,056,484
Investment Fund	_	_		12,810,422	12,810,422
Warrants	346,917	_		2,191,288	2,538,205
Total Investments	$1,101,403,401	$ _		$15,001,710	$1,116,405,111

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Investment Fund	Warrants
Balance as of December 31, 2019	$14,104,024	$6,032,197

Change in unrealized appreciation (depreciation)	(1,293,602)	(3,840,909)

Balance as of March 31, 2020:	$12,810,422	$2,191,288

Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2020	(1,293,602)	(3,840,909)

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$12,810,422	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease
Warrant	$2,191,288	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2020:
	Flexion Therapeutics Inc.	Pangaea One, LP	Quotient Technology Inc.	Tivity Health Inc.	Ziopharm Oncology Inc.	Total
Value at December 31, 2019	$60,030,000	$14,104,024	$49,300,000	$50,862,500	$53,232,197	$227,528,721
Purchases	_	_	_	3,578,090	_	3,578,090
Sales	(4,085,603)	_	_	_	_	(4,085,603)
Change in Unrealized Gain (Loss)	(33,632,833)	(1,293,602)	(16,800,000)	(36,199,590)	(26,540,909)	(114,466,934)
Realized Gain (Loss) on Sales / Distributions	(1,062,564)	_	_	_	_	(1,062,564)
Value at March 31, 2020	$21,249,000	$12,810,422	$32,500,000	$18,241,000	$26,691,288	$111,491,710

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2020	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$33,975,945	$12,810,422	1.3%	$729,365[2]
Ziopharm Oncology Inc. (Warrant)[3]	$1,177,758	$2,191,288	0.2%	N/A

1	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
2	In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2020, the Fund had open commitment of $729,365.
3	Acquisition date was 7/26/19.